Consolidated Statements of Comprehensive (Loss) Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
AOCI Attributable to Parent [Member]
Change in pension and postretirement benefits, tax	$ 3,774	$ 10,367	$ 2,179